Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment expenses
	Year Ended December 31,
	2023	2024	2025	2025
	S$’000	S$’000	S$’000	US$’000

Share-based compensation	6,959	10,347	11,099	8,631

Schedule of measurement of fair values and inputs at grant date

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair values and inputs at grant date is as follows:

2023

Fair value at grant date (weighted average)	0.81 - 1.18
Exercise price at grant date (weighted average)	0.0002
Expected volatility (weighted average)	1.74%
Expected terms (days) (weighted average)	4
Expected dividend (weighted average)	0%
Risk-free interest rate (weighted average)	5.51%

Schedule of grant dates and valuation

The fair value of the equity awards was measured based on the closing market price of the Company’s shares on the respective grant dates, consistent with ASC 718.

Grant	Shares	Grant date	Share price		Fair value
March 2025 issuance	3,000,000	Mar 13, 2025	US$	0.32	US$	960,000
October 2025 issuance	2,000,000	Oct 2, 2025	US$	0.38	US$	760,000
December 2025 issuance	5,500,000	Oct 2, 2025	US$	0.38	US$	2,090,000
Performance-based awards (accrued portion)	10,500,000	Oct 2, 2025	US$	0.38	US$	3,990,000